Recapitalization - Schedule of Ordinary Shares Issued Immediately Following the Consummation (Details)	Dec. 31, 2025 shares
Schedule of Ordinary Shares Issued Immediately Following the Consummation [Line Items]
Issuance of shares related to preference shares conversion	12,185,000
Issuance of shares related to working capital agreements	432,891
BC2 Shares	11,450,000
Class A common stock [Member]
Schedule of Ordinary Shares Issued Immediately Following the Consummation [Line Items]
PC4 common stock, outstanding prior to the Business Combination	9,057,927
Business Combination Class A ordinary shares	8,750,186
Class A ordinary shares immediately after the Business Combination	32,818,077
Less: Redemption of PC4 Class A common stock	(307,742)
Class A common stock of PC4	8,750,185
Class B common stock [Member]
Schedule of Ordinary Shares Issued Immediately Following the Consummation [Line Items]
PC4 common stock, outstanding prior to the Business Combination	1